UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2018

VIGC-QTLY-0518
1.847666.111

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.8%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,540,701
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	9,978,494
3.25% 5/15/18	1,860,000	1,860,464
3.5% 7/10/19	4,187,000	4,213,819
4.2% 3/1/21	5,411,000	5,513,969
4.25% 5/15/23	2,080,000	2,114,278
4.375% 9/25/21	15,702,000	16,138,810
		43,360,535
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,058,108
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	910,000	905,358
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,756,738
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	10,983,184
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,867,590
4.908% 7/23/25	3,860,000	3,942,511
5.375% 5/1/47	6,172,000	5,960,278
6.484% 10/23/45	1,700,000	1,863,316
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,391,027
4.5% 9/15/42	556,000	480,809
5.5% 9/1/41	1,700,000	1,686,560
5.875% 11/15/40	1,500,000	1,564,476
6.55% 5/1/37	18,635,000	20,925,101
6.75% 7/1/18	4,425,000	4,466,633
7.3% 7/1/38	3,781,000	4,521,279
8.25% 4/1/19	7,716,000	8,097,057
		82,506,559

TOTAL CONSUMER DISCRETIONARY		129,830,560

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,791,041
3.3% 2/1/23	10,630,000	10,632,344
4.7% 2/1/36	10,065,000	10,635,318
4.9% 2/1/46	11,511,000	12,393,487
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58 (a)	5,750,000	5,877,491
		49,329,681
Food & Staples Retailing - 0.9%
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,507,680
4.1% 3/25/25	11,542,000	11,613,776
4.3% 3/25/28	13,403,000	13,485,759
4.78% 3/25/38	5,967,000	6,037,725
5.05% 3/25/48	8,772,000	9,207,605
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,447,799
3.3% 11/18/21	2,918,000	2,904,599
		48,204,943
Tobacco - 0.7%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,274,876
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,804,000	4,821,380
4.25% 7/21/25 (b)	4,804,000	4,874,208
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,108,928
3.25% 6/12/20	939,000	938,972
4% 6/12/22	3,228,000	3,282,902
4.45% 6/12/25	2,341,000	2,406,866
5.7% 8/15/35	1,215,000	1,380,656
5.85% 8/15/45	9,320,000	10,885,400
6.15% 9/15/43	4,000,000	4,805,288
7.25% 6/15/37	2,962,000	3,888,206
		41,667,682

TOTAL CONSUMER STAPLES		139,202,306

ENERGY - 5.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,582,375
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,476,779
4.85% 11/15/35	2,154,000	2,316,595
Noble Holding International Ltd.:
7.7% 4/1/25 (c)	2,180,000	1,929,300
8.7% 4/1/45 (c)	2,104,000	1,741,060
		10,046,109
Oil, Gas & Consumable Fuels - 4.8%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,114,217
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,786,603
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,684,078
5.55% 3/15/26	3,337,000	3,640,820
6.45% 9/15/36	1,002,000	1,199,470
6.6% 3/15/46	4,530,000	5,686,615
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	6,748,211
5.85% 2/1/35	2,497,000	2,842,118
Cenovus Energy, Inc. 4.25% 4/15/27	5,557,000	5,413,143
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	893,429
3.3% 6/1/20	4,379,000	4,369,332
4.5% 6/1/25	1,336,000	1,347,719
DCP Midstream LLC:
4.75% 9/30/21 (b)	3,739,000	3,771,716
5.35% 3/15/20 (b)	3,724,000	3,826,410
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,709,015
5.6% 4/1/44	1,227,000	1,240,804
Duke Energy Field Services 6.45% 11/3/36 (b)	2,477,000	2,662,775
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	3,540,000	3,608,772
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,253,000	1,239,622
3.9% 5/15/24 (c)	1,322,000	1,289,191
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,474,147
4.375% 10/15/20	3,093,000	3,161,111
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,780,576
5.5% 12/1/46	2,046,000	2,277,445
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,253,158
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,967,110
2.55% 10/15/19	863,000	857,548
3.7% 2/15/26	4,800,000	4,753,731
3.75% 2/15/25	2,900,000	2,911,464
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	528,098
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,308,610
MPLX LP 4.875% 12/1/24	2,058,000	2,157,041
Nakilat, Inc. 6.067% 12/31/33 (b)	1,808,000	2,029,842
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,888,726
5.625% 5/20/43	6,681,000	5,829,173
7.25% 3/17/44	24,245,000	24,729,900
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,277,010
4.5% 1/23/26	6,809,000	6,601,326
4.625% 9/21/23	7,350,000	7,365,362
4.875% 1/24/22	3,398,000	3,482,610
4.875% 1/18/24	4,539,000	4,604,816
5.375% 3/13/22	2,700,000	2,806,650
5.5% 1/21/21	3,601,000	3,748,641
5.5% 6/27/44	2,492,000	2,219,126
5.625% 1/23/46	8,402,000	7,492,736
6% 3/5/20	1,034,000	1,077,428
6.35% 2/12/48 (b)	4,430,000	4,280,488
6.375% 1/23/45	4,048,000	3,934,656
6.5% 3/13/27	4,830,000	5,158,440
6.5% 6/2/41	7,675,000	7,617,438
6.75% 9/21/47	12,105,000	12,248,807
8% 5/3/19	2,142,000	2,246,423
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,918,787
Phillips 66 Partners LP 2.646% 2/15/20	375,000	371,386
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,759,136
Southwestern Energy Co. 6.7% 1/23/25 (c)	2,509,000	2,434,985
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,174,780
4.55% 6/24/24	13,337,000	13,429,959
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	2,002,686
4.65% 7/1/26	8,532,000	8,632,612
5.375% 6/1/21	6,322,000	6,594,651
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,507,472
3.9% 1/15/25	1,216,000	1,203,643
4% 11/15/21	1,605,000	1,623,358
4.3% 3/4/24	5,449,000	5,521,328
4.5% 11/15/23	1,751,000	1,798,368
		270,116,848

TOTAL ENERGY		280,162,957

FINANCIALS - 11.9%
Banks - 5.8%
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,283,452
2.6% 1/15/19	1,033,000	1,034,021
3.004% 12/20/23 (b)(c)	23,800,000	23,336,592
3.3% 1/11/23	4,342,000	4,330,213
3.419% 12/20/28 (b)(c)	18,965,000	18,153,564
3.5% 4/19/26	5,024,000	4,933,173
3.95% 4/21/25	4,125,000	4,086,451
4.2% 8/26/24	6,867,000	6,961,830
4.25% 10/22/26	4,261,000	4,288,187
Barclays PLC:
2.75% 11/8/19	3,581,000	3,552,141
3.25% 1/12/21	4,610,000	4,576,817
4.375% 1/12/26	6,221,000	6,227,451
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	9,668,405
3.875% 3/26/25	9,500,000	9,395,878
4.05% 7/30/22	1,800,000	1,828,632
5.5% 9/13/25	4,860,000	5,266,930
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,522,586
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	4,857,000	4,911,310
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,620,521
3.75% 3/26/25	4,660,000	4,548,792
3.8% 9/15/22	7,240,000	7,288,319
3.8% 6/9/23	8,582,000	8,595,171
Discover Bank:
3.35% 2/6/23	3,206,000	3,154,040
4.2% 8/8/23	2,849,000	2,904,968
7% 4/15/20	2,309,000	2,467,136
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	2,993,769
4.5% 6/1/18	1,179,000	1,182,088
8.25% 3/1/38	4,319,000	6,190,493
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,613,602
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,210,711
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,093,423
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	3,027,000	2,985,675
5.71% 1/15/26 (b)	6,992,000	7,013,113
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,722,126
2.95% 10/1/26	8,028,000	7,547,746
3.875% 9/10/24	43,751,000	43,659,407
4.125% 12/15/26	14,080,000	14,140,975
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,423,587
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,521,773
Regions Bank 6.45% 6/26/37	7,720,000	9,322,854
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,827,325
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	20,867,471
6% 12/19/23	8,517,000	9,069,624
6.1% 6/10/23	11,522,000	12,227,942
6.125% 12/15/22	8,239,000	8,740,697
Synchrony Bank 3% 6/15/22	4,542,000	4,389,847
		327,680,828
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,429,940
4.25% 2/15/24	4,287,000	4,422,495
Credit Suisse Group AG 3.869% 1/12/29 (b)(c)	4,020,000	3,887,959
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,047,465
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,415,815
3.3% 11/16/22	9,310,000	9,046,907
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	22,903,000	22,414,675
3.2% 2/23/23	7,150,000	7,044,319
3.691% 6/5/28 (c)	41,645,000	40,346,551
6.15% 4/1/18	5,954,000	5,954,000
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,618,737
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,398,497
Moody's Corp.:
3.25% 1/15/28 (b)	2,386,000	2,269,626
4.875% 2/15/24	2,240,000	2,375,644
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,255,936
3.125% 1/23/23	26,000,000	25,619,700
3.125% 7/27/26	21,964,000	20,772,144
3.625% 1/20/27	11,000,000	10,759,921
3.7% 10/23/24	3,281,000	3,261,919
4.875% 11/1/22	7,751,000	8,119,412
5% 11/24/25	1,047,000	1,094,253
5.75% 1/25/21	3,512,000	3,742,210
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	5,000,000	5,036,722
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,381,626
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,429,504
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	5,261,000	5,287,259
		217,433,236
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,724,000	1,697,778
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,332,413
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,043,428
3.95% 11/6/24	2,847,000	2,815,112
4.1% 2/9/27	3,673,000	3,641,134
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	4,993,900
2.875% 10/1/18	4,500,000	4,504,182
Hyundai Capital America 2.875% 8/9/18 (b)	1,921,000	1,920,958
Synchrony Financial:
3% 8/15/19	1,459,000	1,454,485
3.75% 8/15/21	2,203,000	2,221,008
4.25% 8/15/24	2,218,000	2,203,814
		34,828,212
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,744,875
3.875% 8/15/22	5,542,000	5,564,597
4.125% 6/15/26	2,032,000	1,991,680
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,742,940
		16,044,092
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)	913,000	906,212
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,357,042
3.75% 7/10/25	8,311,000	8,179,201
4.875% 6/1/22	3,597,000	3,792,429
Aon Corp. 5% 9/30/20	1,402,000	1,463,657
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,093,000	4,302,755
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,380,745
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	5,285,000	5,097,215
MetLife, Inc. 4.75% 2/8/21	1,477,000	1,540,998
Metropolitan Life Global Funding I 3% 1/10/23 (b)	2,636,000	2,593,591
Pacific LifeCorp 5.125% 1/30/43 (b)	5,252,000	5,625,781
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	598,504
7.375% 6/15/19	1,250,000	1,316,542
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	5,347,000	5,883,199
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,222,000	1,218,873
4.125% 11/1/24 (b)	1,771,000	1,802,331
Unum Group:
3.875% 11/5/25	4,860,000	4,819,608
4% 3/15/24	5,930,000	6,007,602
5.625% 9/15/20	2,889,000	3,052,252
5.75% 8/15/42	7,278,000	8,466,963
		71,405,500

TOTAL FINANCIALS		667,391,868

HEALTH CARE - 1.6%
Biotechnology - 0.2%
AbbVie, Inc. 2.9% 11/6/22	8,618,000	8,415,482
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,156,000	1,148,261
2.894% 6/6/22	4,180,000	4,054,477
Zimmer Biomet Holdings, Inc. 2% 4/1/18	9,035,000	9,035,000
		14,237,738
Health Care Providers & Services - 0.5%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,828,851
4.25% 10/15/19	11,265,000	11,349,488
4.75% 5/1/23	215,000	217,419
5.875% 3/15/22	260,000	273,975
6.5% 2/15/20	7,140,000	7,488,075
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,777,302
		28,935,110
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	709,443
4.15% 2/1/24	1,093,000	1,122,370
		1,831,813
Pharmaceuticals - 0.6%
Actavis Funding SCS:
3% 3/12/20	3,962,000	3,941,129
3.45% 3/15/22	6,868,000	6,807,367
Mylan N.V. 4.55% 4/15/28 (a)(b)	4,000,000	3,992,900
Mylan NV:
2.5% 6/7/19	2,445,000	2,425,832
3.15% 6/15/21	5,002,000	4,935,302
3.95% 6/15/26	2,549,000	2,470,831
Perrigo Finance PLC 3.5% 12/15/21	449,000	450,843
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,261,884
2.8% 7/21/23	2,593,000	2,196,196
3.15% 10/1/26	3,088,000	2,477,382
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,632,524
		34,592,190

TOTAL HEALTH CARE		88,012,333

INDUSTRIALS - 0.4%
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 8/2/18	83,660	84,287
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,961,759	2,066,124
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	106,247	108,704
		2,259,115
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18	4,630,000	4,624,864
3% 9/15/23	877,000	839,964
3.375% 6/1/21	2,523,000	2,526,547
3.75% 2/1/22	4,522,000	4,561,087
3.875% 4/1/21	3,180,000	3,227,218
4.25% 9/15/24	3,565,000	3,612,419
4.75% 3/1/20	3,519,000	3,617,496
		23,009,595

TOTAL INDUSTRIALS		25,268,710

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	829,873
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,688,474
4.25% 11/15/20	1,196,000	1,226,820
		4,915,294
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)	1,921,000	2,021,853
6.75% 10/19/75 (b)(c)	4,773,000	5,357,693
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	1,696,000	1,647,308
4.5% 8/13/23 (b)	9,000,000	9,373,428
4.5% 8/1/47 (b)	1,720,000	1,734,844
Vale Overseas Ltd. 4.375% 1/11/22	1,211,000	1,242,486
		21,377,612

TOTAL MATERIALS		26,292,906

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	874,716
4.6% 4/1/22	1,403,000	1,461,205
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,183,318
American Tower Corp. 2.8% 6/1/20	9,000,000	8,932,584
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,896,301
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,795,906
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,580,175
4.25% 1/15/24	3,408,000	3,507,553
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,258,792
DDR Corp.:
3.625% 2/1/25	2,262,000	2,165,483
4.25% 2/1/26	1,807,000	1,794,714
4.625% 7/15/22	2,855,000	2,958,872
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,136,074
3.75% 12/1/24	1,576,000	1,574,580
3.875% 10/15/22	3,512,000	3,578,626
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,536,398
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,670,386
4.75% 7/15/20	2,827,000	2,929,997
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,430,426
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,018,144
4.5% 1/15/25	2,677,000	2,616,054
4.5% 4/1/27	16,195,000	15,595,280
4.75% 1/15/28	6,382,000	6,189,020
4.95% 4/1/24	1,354,000	1,381,452
5.25% 1/15/26	5,686,000	5,769,683
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	940,836
5% 12/15/23	737,000	750,136
Weingarten Realty Investors 3.375% 10/15/22	812,000	808,387
WP Carey, Inc. 4% 2/1/25	5,360,000	5,249,021
		99,584,119
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,557,266
3.95% 11/15/27	3,676,000	3,563,380
4.1% 10/1/24	4,251,000	4,247,149
4.55% 10/1/29	4,524,000	4,522,212
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,943,827
3.95% 7/1/22	3,320,000	3,380,586
4.75% 10/1/25	3,533,000	3,686,488
5.25% 3/15/21	1,953,000	2,054,994
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,187,284
4.125% 6/15/22	2,007,000	2,064,511
4.4% 2/15/24	4,876,000	5,063,729
4.75% 10/1/20	4,185,000	4,328,856
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,509,325
4.5% 4/18/22	1,218,000	1,182,259
Post Apartment Homes LP 3.375% 12/1/22	790,000	787,916
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,372,604
3.75% 12/1/24	2,960,000	2,904,081
3.875% 12/1/23	1,792,000	1,780,139
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,262,259
3.5% 2/1/25	6,443,000	6,270,279
4% 3/1/28	2,243,000	2,206,739
4.125% 1/15/26	1,557,000	1,568,258
4.375% 2/1/45	763,000	738,296
		71,182,437

TOTAL REAL ESTATE		170,766,556

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,150,004
3.6% 2/17/23	6,635,000	6,672,419
4.5% 3/9/48	10,800,000	9,969,339
5.875% 10/1/19	4,711,000	4,911,938
Verizon Communications, Inc.:
5.012% 4/15/49	1,664,000	1,721,564
5.012% 8/21/54	9,569,000	9,501,222
5.5% 3/16/47	7,027,000	7,773,775
		43,700,261
UTILITIES - 1.6%
Electric Utilities - 1.1%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	2,664,000	2,878,324
6.4% 9/15/20 (b)	7,513,000	8,038,273
Eversource Energy:
1.45% 5/1/18	1,125,000	1,124,036
2.8% 5/1/23	5,110,000	4,964,127
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,007,277
7.375% 11/15/31	5,897,000	7,750,193
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	2,331,520
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,767,777
3.7% 9/1/24	2,157,000	2,111,880
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	532,370
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,177,292
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,335,915
PG&E Corp. 2.4% 3/1/19	600,000	596,071
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,390,683
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,599,500
		60,605,238
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,215,906
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,186,654
2.7% 6/15/21	1,182,000	1,154,926
3.55% 6/15/26	1,891,000	1,804,791
		4,146,371
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (c)(d)	15,230,000	14,658,875
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,213,570
6.5% 12/15/20	1,534,000	1,654,418
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (c)(d)	1,426,000	1,390,350
		22,917,213

TOTAL UTILITIES		88,884,728

TOTAL NONCONVERTIBLE BONDS
(Cost $1,652,014,680)		1,660,343,058

U.S. Government and Government Agency Obligations - 42.1%
U.S. Treasury Inflation-Protected Obligations - 8.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$50,672,164	$48,762,724
0.875% 2/15/47	3,193,410	3,163,012
1% 2/15/46	13,588,839	13,888,090
1.375% 2/15/44	47,407,296	52,621,274
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	58,791,885	57,383,661
0.125% 7/15/26	38,881,032	37,326,805
0.25% 1/15/25	51,480,475	50,295,941
0.375% 1/15/27	42,234,688	41,114,167
0.375% 7/15/27	82,075,680	79,977,132
0.625% 1/15/26	62,589,600	62,516,131

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		447,048,937

U.S. Treasury Obligations - 34.1%
U.S. Treasury Bonds:
2.75% 11/15/47	32,498,000	30,998,824
3% 5/15/45 (e)	42,484,000	42,661,347
3% 11/15/45	38,163,000	38,296,447
3% 2/15/47	113,300,000	113,657,040
3% 5/15/47	49,138,000	49,271,505
U.S. Treasury Notes:
1.125% 2/28/19	190,000,000	188,322,657
1.25% 3/31/21	27,924,000	26,994,102
1.25% 10/31/21	264,057,000	253,016,827
1.75% 12/31/20	11,000,000	10,815,567
1.875% 3/31/22	249,649,000	243,612,507
1.875% 7/31/22	250,804,000	244,004,902
2% 12/31/21	437,319,000	429,483,905
2.125% 7/31/24	122,131,000	118,262,414
2.125% 11/30/24	76,892,000	74,258,953
2.25% 12/31/24	45,793,000	44,550,003

TOTAL U.S. TREASURY OBLIGATIONS		1,908,207,000

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,405,062,951)		2,355,255,937

U.S. Government Agency - Mortgage Securities - 22.8%
Fannie Mae - 10.1%
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (c)(d)	24,159	24,726
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)	35,641	37,083
12 month U.S. LIBOR + 1.725% 2.593% 6/1/42 (c)(d)	278,197	286,207
12 month U.S. LIBOR + 1.728% 3.478% 11/1/36 (c)(d)	363,075	384,553
12 month U.S. LIBOR + 1.745% 3.54% 7/1/35 (c)(d)	26,720	27,454
12 month U.S. LIBOR + 1.788% 3.64% 2/1/36 (c)(d)	239,820	246,730
12 month U.S. LIBOR + 1.800% 3.569% 7/1/41 (c)(d)	262,504	276,650
12 month U.S. LIBOR + 1.818% 3.017% 9/1/41 (c)(d)	150,924	155,583
12 month U.S. LIBOR + 1.818% 3.259% 7/1/41 (c)(d)	197,055	207,628
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)	181,084	189,597
12 month U.S. LIBOR + 1.830% 3.332% 10/1/41 (c)(d)	131,872	136,055
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (c)(d)	37,926	40,019
12 month U.S. LIBOR + 1.906% 3.688% 5/1/36 (c)(d)	172,237	181,189
12 month U.S. LIBOR + 1.932% 3.707% 9/1/36 (c)(d)	262,411	278,204
6 month U.S. LIBOR + 1.313% 2.813% 5/1/34 (c)(d)	268,595	273,237
6 month U.S. LIBOR + 1.383% 2.909% 9/1/33 (c)(d)	223,938	226,663
6 month U.S. LIBOR + 1.556% 3.071% 10/1/33 (c)(d)	12,756	13,112
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (c)(d)	15,349	15,638
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.078% 10/1/33 (c)(d)	294,222	306,025
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (c)(d)	17,634	18,608
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.615% 8/1/36 (c)(d)	645,071	668,312
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	30,554	32,229
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.727% 5/1/35 (c)(d)	70,492	74,782
2.5% 11/1/31 to 1/1/43	5,729,759	5,428,768
3% 11/1/24 to 2/1/48	131,235,891	129,058,386
3.5% 12/1/25 to 2/1/47	138,063,080	139,302,536
3.5% 4/1/33 (a)	2,600,000	2,650,529
4% 11/1/31 to 10/1/47	120,804,089	124,521,776
4% 4/1/48 (a)	51,900,000	53,254,372
4.5% 5/1/25 to 2/1/47	33,030,276	34,845,964
4.5% 4/1/48 (a)	7,900,000	8,272,129
5% 9/1/20 to 11/1/44	19,267,395	20,752,214
5.5% 5/1/18 to 5/1/44	21,989,008	24,106,087
6% 10/1/34 to 1/1/42	14,518,174	16,113,603
6.5% 12/1/23 to 8/1/36	1,611,224	1,814,791
7% 11/1/23 to 8/1/32	447,000	496,588
7.5% 9/1/22 to 11/1/31	332,193	377,515
8% 1/1/30 to 3/1/30	2,000	2,242
8.5% 3/1/25 to 6/1/25	409	465

TOTAL FANNIE MAE		565,098,249

Freddie Mac - 6.3%
12 month U.S. LIBOR + 1.375% 3.132% 3/1/36 (c)(d)	85,276	87,611
12 month U.S. LIBOR + 1.877% 3.246% 4/1/41 (c)(d)	132,121	136,615
12 month U.S. LIBOR + 1.880% 3.204% 9/1/41 (c)(d)	156,810	161,448
12 month U.S. LIBOR + 1.910% 3.271% 6/1/41 (c)(d)	152,612	160,843
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (c)(d)	163,772	172,735
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (c)(d)	218,154	230,367
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (c)(d)	198,686	209,667
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (c)(d)	90,727	95,756
12 month U.S. LIBOR + 2.197% 3.9% 3/1/33 (c)(d)	1,955	2,045
6 month U.S. LIBOR + 1.655% 3.162% 4/1/35 (c)(d)	151,001	158,187
6 month U.S. LIBOR + 2.755% 4.287% 10/1/35 (c)(d)	52,582	55,782
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.722% 1/1/35 (c)(d)	42,244	44,449
2.5% 7/1/31	1,774,381	1,743,781
3% 10/1/28 to 3/1/48	127,844,497	125,481,541
3.5% 3/1/32 to 12/1/47	128,768,621	130,726,981
4% 6/1/24 to 6/1/47	57,947,841	59,973,404
4.5% 7/1/25 to 1/1/45	19,949,407	21,073,688
5% 1/1/35 to 6/1/41	3,456,567	3,742,307
5.5% 1/1/38 to 6/1/41	5,314,925	5,826,779
6% 4/1/32 to 8/1/37	819,952	914,346
7.5% 5/1/26 to 11/1/31	37,402	42,677
8% 4/1/27 to 5/1/27	2,611	2,976
8.5% 5/1/27 to 1/1/28	6,165	7,061

TOTAL FREDDIE MAC		351,051,046

Ginnie Mae - 6.4%
3% 12/20/42 to 11/20/47	103,879,142	102,519,567
3.5% 1/15/41 to 3/20/48	134,047,401	135,607,947
4% 2/15/40 to 7/20/47	47,986,443	49,709,132
4.5% 5/15/39 to 5/20/41	14,317,001	15,124,479
5% 3/15/39 to 4/15/41	2,300,459	2,490,521
6.5% 4/15/35 to 11/15/35	79,337	90,464
7% 1/15/28 to 7/15/32	1,011,434	1,156,283
7.5% 4/15/22 to 10/15/28	231,431	261,166
8% 3/15/30 to 9/15/30	14,458	17,210
8.5% 3/15/30	1,561	1,618
4.5% 4/1/48 (a)	9,000,000	9,361,247
4.5% 4/1/48 (a)	10,150,000	10,557,407
4.5% 4/1/48 (a)	600,000	624,083
4.5% 4/1/48 (a)	9,000,000	9,361,247
4.5% 5/1/48 (a)	9,600,000	9,967,706
4.5% 5/1/48 (a)	9,550,000	9,915,791

TOTAL GINNIE MAE		356,765,868

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,294,994,899)		1,272,915,163

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$4,767,417	$4,730,330
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.2766% 6/15/32 (b)(c)(d)(f)	1,714,995	1,043,575
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	9,111,375	9,294,614
Class AA, 2.487% 12/16/41 (b)	2,164,458	2,122,422
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	2,932,321	2,924,353
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.1215% 3/25/32 (c)(d)	11,075	11,744
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.6665% 6/25/34 (c)(d)	25,568	25,868
Series 2004-7 Class AF5, 5.868% 1/25/35	333,847	337,025
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (c)(d)	11,595	11,414
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	3,552,098	3,533,072
Class A2II, 4.03% 11/20/47 (b)	6,012,930	6,088,111
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.6965% 3/25/34 (c)(d)	616	554
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (b)(c)(d)	72,487	70,505
Morgan Stanley ABS Capital I Trust:
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 4.0465% 7/25/34 (c)(d)	39,972	39,181
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.7465% 9/25/34 (c)(d)	47,171	46,531
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.3815% 9/25/35 (c)(d)	503,000	500,092
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.1165% 1/25/36 (c)(d)	520,000	518,573
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (c)(d)	5,818	5,814
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4807% 9/25/34 (c)(d)	10,148	9,744
TOTAL ASSET-BACKED SECURITIES
(Cost $31,592,175)		31,313,522

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.4315% 1/25/35 (c)(d)	135,898	136,496
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7314% 2/25/37 (c)(d)	84,934	83,385
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9107% 7/25/35 (c)(d)	120,740	119,581
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (c)(d)	5,866	5,800

TOTAL PRIVATE SPONSOR		345,262

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	264,165	275,253
Series 1999-57 Class PH, 6.5% 12/25/29	291,789	323,313
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	3,814,349	3,764,481
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.4817% 6/16/37 (c)(h)	29,482	48,857
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	4,309,784	4,293,377

TOTAL U.S. GOVERNMENT AGENCY		8,705,281

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,999,478)		9,050,543

Commercial Mortgage Securities - 0.5%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2615% 1/25/36 (b)(c)(d)	285,534	267,739
Class M1, 1 month U.S. LIBOR + 0.450% 2.3215% 1/25/36 (b)(c)(d)	59,743	55,643
Class M2, 1 month U.S. LIBOR + 0.470% 2.3415% 1/25/36 (b)(c)(d)	18,023	16,647
Class M3, 1 month U.S. LIBOR + 0.500% 2.3715% 1/25/36 (b)(c)(d)	26,200	23,987
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (b)(c)(d)	75,644	70,292
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8314% 7/25/37 (b)(c)(d)	82,678	78,999
Class A2, 1 month U.S. LIBOR + 0.320% 1.8814% 7/25/37 (b)(c)(d)	77,387	73,320
Class M2, 1 month U.S. LIBOR + 0.410% 1.9714% 7/25/37 (b)(c)(d)	42,993	37,954
Class M3, 1 month U.S. LIBOR + 0.490% 2.0514% 7/25/37 (b)(c)(d)	34,567	27,367
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.9107% 7/25/37 (b)(c)(d)	112,712	105,281
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/37 (b)(c)(d)	46,174	42,172
Class M2, 1 month U.S. LIBOR + 0.340% 1.9607% 7/25/37 (b)(c)(d)	48,542	43,409
Class M3, 1 month U.S. LIBOR + 0.370% 1.9907% 7/25/37 (b)(c)(d)	106,082	91,389
Class M4, 1 month U.S. LIBOR + 0.500% 2.1207% 7/25/37 (b)(c)(d)	167,647	140,082
Class M5, 1 month U.S. LIBOR + 0.600% 2.2207% 7/25/37 (b)(c)(d)	46,548	43,832
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)	2,236,000	2,234,757
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)	4,550,000	4,557,510
Class CFX, 3.3822% 12/15/34 (b)(c)	3,823,000	3,816,778
Class DFX, 3.3822% 12/15/34 (b)(c)	3,240,000	3,217,830
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)	5,439,000	5,330,595
Class B, 4.181% 11/15/34 (b)	1,920,000	1,896,663
Class C, 5.205% 11/15/34 (b)	1,346,000	1,348,021
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	4,117,169	5,022,946
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $28,114,836)		28,543,213

Municipal Securities - 1.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,176,821
6.65% 3/1/22	4,360,000	4,856,953
7.5% 4/1/34	5,055,000	7,291,332
7.55% 4/1/39	6,085,000	9,265,508
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	885,878
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,641,237
Series 2012 B, 5.432% 1/1/42	1,205,000	1,102,250
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,008,000	1,009,744
4.95% 6/1/23	4,950,000	5,116,617
5.1% 6/1/33	4,805,000	4,503,871
Series 2010-1, 6.63% 2/1/35	12,290,000	12,783,075
Series 2010-3:
5.547% 4/1/19	120,000	122,468
6.725% 4/1/35	9,480,000	9,935,419
7.35% 7/1/35	5,540,000	6,046,744
Series 2010-5, 6.2% 7/1/21	1,808,000	1,870,358
Series 2011, 5.877% 3/1/19	14,325,000	14,635,136
Series 2013, 3.14% 12/1/18	1,270,000	1,268,286
TOTAL MUNICIPAL SECURITIES
(Cost $92,948,911)		93,511,697

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	5,645,000	5,560,485
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,764,477
3.1% 6/4/20	6,380,000	6,355,787
8.7% 11/18/19	1,503,000	1,627,232
KeyBank NA:
2.25% 3/16/20	9,000,000	8,882,277
6.95% 2/1/28	800,000	986,305
PNC Bank NA 2.3% 6/1/20	1,450,000	1,428,047
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,742,368
Regions Bank 7.5% 5/15/18	13,237,000	13,310,605
TOTAL BANK NOTES
(Cost $47,648,748)		47,657,583
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.72% (i)
(Cost $134,708,210)	134,689,474	134,716,411
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,696,084,888)		5,633,307,127
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(44,786,710)
NET ASSETS - 100%		$5,588,520,417

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 4/1/48	$(26,400,000)	$(27,088,929)
Ginnie Mae
4.5% 4/1/48	(9,600,000)	(9,985,331)
4.5% 4/1/48	(9,550,000)	(9,933,324)
4.5% 4/1/48	(600,000)	(624,083)
4.5% 4/1/48	(9,000,000)	(9,361,247)

TOTAL GINNIE MAE		(29,903,985)

TOTAL TBA SALE COMMITMENTS
(Proceeds $56,823,659)		$(56,992,914)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$64,579	$(60,095)	$0	$(60,095)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,192,393 or 4.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $91,380.

 (f) Level 3 security

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$354,168
Total	$354,168

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,660,343,058	$--	$1,660,343,058	$--
U.S. Government and Government Agency Obligations	2,355,255,937	--	2,355,255,937	--
U.S. Government Agency - Mortgage Securities	1,272,915,163	--	1,272,915,163	--
Asset-Backed Securities	31,313,522	--	30,269,947	1,043,575
Collateralized Mortgage Obligations	9,050,543	--	9,050,543	--
Commercial Mortgage Securities	28,543,213	--	28,543,213	--
Municipal Securities	93,511,697	--	93,511,697	--
Bank Notes	47,657,583	--	47,657,583	--
Money Market Funds	134,716,411	134,716,411	--	--
Total Investments in Securities:	$5,633,307,127	$134,716,411	$5,497,547,141	$1,043,575
Derivative Instruments:
Liabilities
Swaps	$(60,095)	$--	$(60,095)	$--
Total Liabilities	$(60,095)	$--	$(60,095)	$--
Total Derivative Instruments:	$(60,095)	$--	$(60,095)	$--
Other Financial Instruments:
TBA Sale Commitments	$(56,992,914)	$--	$(56,992,914)	$--
Total Other Financial Instruments:	$(56,992,914)	$--	$(56,992,914)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018